Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	December 31,	December 31,
	2022	2023
Cash in hand	$256	$648
Cash in banks	26,456,482	21,251,410
Money market fund	30,445,339	—
	$56,902,077	$21,252,058